Notes Receivable (Details) - USD ($) $ in Millions	Mar. 01, 2021	Dec. 31, 2024	Dec. 31, 2023
Notes receivable from content filtering service
Notes Receivable
Notes receivable net		$ 4.5	$ 4.7
Notes receivable from content filtering service | Payment made over fourteen years
Notes Receivable
Notes receivable under the agreement	$ 9.9
Notes receivable term	14 years
Notes receivable from content filtering service | Payment within five years
Notes Receivable
Notes receivable under the agreement	$ 7.8
Notes receivable term	5 years
Filmmaker notes receivable
Notes Receivable
Notes receivable net		$ 0.5	$ 0.5